Financial result	12 Months Ended
Dec. 31, 2022
Financial result
Financial result

29.Financial result

	2022	2021	2020
Finance income
Yields and interests	965,952	266,116	299,246
Results from financial assets	178,212	108,640	665,310
Gain (loss) on derivatives valuation	18,099	(406)	—
Dividends	70	27	44
Gain on derivatives liquidation	—	10,695	108,838
Other financial income	154,812	18,520	27,992
	1,317,145	403,592	1,101,430
Finance expenses
Interest	(5,517,417)	(3,095,224)	(2,384,342)
Financial cost of other liabilities (1)	(2,003,687)	(1,043,728)	(872,987)
Results from financial assets	(152,355)	(101,973)	(473,598)
Other financial expenses	(353,793)	(190,723)	(198,864)
	(8,027,252)	(4,431,648)	(3,929,791)
Foreign exchange gain
(Loss) gain from exchange difference	(124,650)	(31,726)	346,774
Gain from realization of other comprehensive income on sale of joint ventures (2)	—	361,728	—
	(124,650)	330,002	346,774
Financial result	(6,834,757)	(3,698,054)	(2,481,587)
(1)	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.
(2)

On January 19, 2021, through the signing of the share purchase agreement (Share Purchase Agreement) with one of the subsidiaries of De Jong Capital LLC., in its capacity as buyer, Ecopetrol S.A. formalized the sale of all the shares in the company Offshore International Group (OIG), in which it had a participation equivalent to 50%. This operation generated the following impacts on the results of the period: profit from the sale of assets for $4,923 and the realization of other comprehensive income for $361,728.